PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2021	2022
At cost:
Land	1,552,704	3,302,148
Buildings	12,178,017	13,847,692
Data center equipment	17,710,351	19,603,839
Leasehold improvement	8,230,992	8,444,282
Furniture and office equipment	137,691	167,410
Vehicles	4,606	5,619
	39,814,361	45,370,990
Less: Accumulated depreciation	(6,425,293)	(9,269,587)
	33,389,068	36,101,403
Construction in progress	7,234,435	10,827,984
	40,623,503	46,929,387
Less: Impairment provision	—	(12,759)

Property and equipment, net	40,623,503	46,916,628

Schedule of depreciation of property and equipment

	Years ended December 31,
	2020	2021	2022

Cost of revenue	1,418,846	2,264,620	2,722,169
General and administrative expenses	120,604	129,128	218,567
Research and development expenses	3,680	5,703	6,464
	1,543,130	2,399,451	2,947,200